September 30, 2017

2017 Annual Report to Shareholders

QQQ	PowerShares QQQ TrustSM, Series 1

Introduction

The PowerShares QQQ TrustSM, Series 1 (the “Trust’’) is a unit investment trust that issues securities called PowerShares QQQ SharesSM. The Trust holds all of the component securities of the NASDAQ-100 Index® (the “Index”). The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Index (the component securities of the Index are sometimes referred to herein as “Index Securities”). There can be no assurance that this investment objective will be met fully.

1

Schedule of Investments(a)

PowerShares QQQ TrustSM, Series 1 (QQQ)

September 30, 2017

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Airlines—0.3%
3,716,169	American Airlines Group, Inc.	$176,480,866

	Automobiles—0.8%
1,273,516	Tesla, Inc.(b)	434,396,308

	Beverages—0.5%
4,335,516	Monster Beverage Corp.(b)	239,537,259

	Biotechnology—8.6%
1,703,017	Alexion Pharmaceuticals, Inc.(b)	238,916,255
5,567,822	Amgen, Inc.	1,038,120,412
1,613,374	Biogen, Inc.(b)	505,179,667
1,337,467	BioMarin Pharmaceutical, Inc.(b)	124,478,054
5,970,075	Celgene Corp.(b)	870,556,336
9,964,994	Gilead Sciences, Inc.	807,363,814
1,569,668	Incyte Corp.(b)	183,243,042
803,061	Regeneron Pharmaceuticals, Inc.(b)	359,064,634
556,236	Shire PLC ADR	85,181,981
1,923,859	Vertex Pharmaceuticals, Inc.(b)	292,503,522

		4,504,607,717

	Commercial Services & Supplies—0.2%
804,560	Cintas Corp.	116,081,917

	Communications Equipment—2.5%
38,153,360	Cisco Systems, Inc.	1,283,097,497

	Food & Staples Retailing—2.3%
3,346,766	Costco Wholesale Corp.	549,840,186
8,165,448	Walgreens Boots Alliance, Inc.	630,535,895

		1,180,376,081

	Food Products—2.3%
9,295,935	Kraft Heinz Co. (The)	720,899,759
11,504,175	Mondelez International, Inc., Class A	467,759,756

		1,188,659,515

	Health Care Equipment & Supplies—1.1%
1,751,272	DENTSPLY Sirona, Inc.	104,743,578
2,140,165	Hologic, Inc.(b)	78,522,654
665,971	IDEXX Laboratories, Inc.(b)	103,551,831
284,555	Intuitive Surgical, Inc.(b)	297,610,383

		584,428,446

	Health Care Providers & Services—0.7%
4,407,090	Express Scripts Holding Co.(b)	279,056,939
1,206,518	Henry Schein, Inc.(b)	98,922,411

		377,979,350

	Health Care Technology—0.3%
2,530,204	Cerner Corp.(b)	180,454,149

	Hotels, Restaurants & Leisure—2.1%
2,841,776	Marriott International, Inc., Class A	313,334,222
1,741,030	Norwegian Cruise Line Holdings Ltd.(b)	94,102,672
11,017,734	Starbucks Corp.	591,762,493
782,658	Wynn Resorts Ltd.	116,553,429

		1,115,752,816

	Internet & Direct Marketing Retail—10.6%
3,665,578	Amazon.Com, Inc.(b)	3,523,903,410
3,495,426	Ctrip.com International Ltd. ADR(b)	184,348,767
1,059,410	Expedia, Inc.	152,491,476

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Internet & Direct Marketing Retail (continued)
7,004,502	JD.com, Inc. ADR(b)	$267,571,977
3,219,720	Liberty Interactive Corp. QVC Group, Series A(b)	75,888,800
620,565	Liberty Ventures, Series A(b)	35,713,516
3,294,509	NetFlix, Inc.(b)	597,459,207
374,365	Priceline Group, Inc. (The)(b)	685,394,929

		5,522,772,082

	Internet Software & Services—17.2%
1,308,100	Akamai Technologies, Inc.(b)	63,730,632
2,274,302	Alphabet, Inc., Class A(b)	2,214,533,343
2,653,456	Alphabet, Inc., Class C(b)	2,544,956,184
2,102,422	Baidu, Inc. ADR(b)	520,748,905
8,167,130	eBay, Inc.(b)	314,107,820
18,086,933	Facebook, Inc., Class A(b)	3,090,514,242
336,952	MercadoLibre, Inc.	87,246,981
578,929	NetEase, Inc. ADR	152,727,260

		8,988,565,367

	IT Services—3.2%
3,390,889	Automatic Data Processing, Inc.	370,691,985
4,506,826	Cognizant Technology Solutions Corp., Class A	326,925,158
1,606,000	Fiserv, Inc.(b)	207,109,760
2,742,397	Paychex, Inc.	164,434,124
9,174,963	Paypal Holdings, Inc.(b)	587,472,881

		1,656,633,908

	Leisure Products—0.3%
954,462	Hasbro, Inc.	93,222,304
2,615,232	Mattel, Inc.	40,483,791

		133,706,095

	Life Sciences Tools & Services—0.4%
1,114,100	Illumina, Inc.(b)	221,928,720

	Machinery—0.4%
2,681,248	PACCAR, Inc.	193,961,480

	Media—6.0%
1,967,787	Charter Communications, Inc., Class A(b)	715,133,151
35,893,523	Comcast Corp., Class A	1,381,182,765
1,174,610	Discovery Communications, Inc., Class A(b)	25,007,447
1,667,456	Discovery Communications, Inc., Class C(b)	33,782,658
1,737,352	DISH Network Corp., Class A(b)	94,216,599
1,720,630	Liberty Global PLC, Class A(b)	58,346,563
4,544,486	Liberty Global PLC, Class C(b)	148,604,692
371,388	Liberty Global PLC Lilac, Class A(b)	8,824,179
921,623	Liberty Global PLC Lilac, Class C(b)	21,473,816
35,199,831	Sirius XM Holdings, Inc.	194,303,067
8,031,470	Twenty-First Century Fox, Inc., Class A	211,870,179
6,093,202	Twenty-First Century Fox, Inc., Class B	157,143,680
2,691,439	Viacom, Inc., Class B	74,929,662

		3,124,818,458

	Multiline Retail—0.3%
1,807,295	Dollar Tree, Inc.(b)	156,909,352

	Pharmaceuticals—0.2%
4,092,188	Mylan NV(b)	128,371,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2

Schedule of Investments(a) (continued)

PowerShares QQQ TrustSM, Series 1 (QQQ)

September 30, 2017

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Professional Services—0.2%
1,255,683	Verisk Analytics, Inc.(b)	$104,460,269

	Road & Rail—0.9%
6,969,086	CSX Corp.	378,142,607
835,091	JB Hunt Transport Services, Inc.	92,761,908

		470,904,515

	Semiconductors & Semiconductor Equipment—11.7%
2,805,509	Analog Devices, Inc.	241,750,710
8,137,913	Applied Materials, Inc.	423,903,888
3,102,575	Broadcom Ltd.	752,498,540
35,855,976	Intel Corp.	1,365,395,566
1,196,799	KLA-Tencor Corp.	126,860,694
1,239,639	Lam Research Corp.	229,382,801
2,152,367	Maxim Integrated Products, Inc.	102,689,430
1,775,867	Microchip Technology, Inc.	159,437,339
8,500,933	Micron Technology, Inc.(b)	334,341,695
4,578,380	NVIDIA Corp.	818,476,993
11,263,222	QUALCOMM, Inc.	583,885,428
1,402,114	Skyworks Solutions, Inc.	142,875,417
7,554,882	Texas Instruments, Inc.	677,219,622
1,896,985	Xilinx, Inc.	134,363,448

		6,093,081,571

	Software—12.6%
5,760,464	Activision Blizzard, Inc.	371,607,533
3,764,970	Adobe Systems, Inc.(b)	561,658,225
1,672,604	Autodesk, Inc.(b)	187,766,525
3,214,535	CA, Inc.	107,301,178
1,247,182	Check Point Software Technologies Ltd.(b)	142,203,692
1,156,150	Citrix Systems, Inc.(b)	88,815,443
2,355,790	Electronic Arts, Inc.(b)	278,124,567
1,955,101	Intuit, Inc.	277,898,056
58,772,378	Microsoft Corp.	4,377,954,437
4,689,306	Symantec Corp.	153,856,130

		6,547,185,786

	Specialty Retail—1.0%
671,682	O’reilly Automotive, Inc.(b)	144,660,152
2,969,675	Ross Stores, Inc.	191,751,915
966,772	Tractor Supply Co.	61,187,000
468,776	Ulta Beauty, Inc.(b)	105,971,502

		503,570,569

	Technology Hardware, Storage & Peripherals—12.2%
39,413,497	Apple, Inc.	6,074,408,158
2,196,363	Seagate Technology PLC	72,853,361
2,250,096	Western Digital Corp.	194,408,294

		6,341,669,813

	Trading Companies & Distributors—0.2%
2,197,431	Fastenal Co.	100,158,905

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Wireless Telecommunication Services—0.9%
6,341,371	T-Mobile US, Inc.(b)	$391,008,936
3,545,726	Vodafone Group PLC ADR	100,911,362

		491,920,298

	Total Investments in Securities (Cost $53,664,514,234)—100.0%	52,162,471,046
	Other assets less liabilities—0.0%	15,163,683

	Net Assets—100.0%	$52,177,634,729

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Statement of Assets and Liabilities

September 30, 2017

PowerShares QQQ TrustSM, Series 1 (QQQ)
Assets:
Investments in securities, at value	$52,162,471,046
Cash	146,122,755
Receivables:
Investments sold	1,124,728,626
Shares sold	784,366,200
Dividends	11,022,134

Total Assets	54,228,710,761

Liabilities:
Payables:
Shares repurchased	1,125,167,200
Investments purchased	784,061,382
Distributions	114,162,381
Amount due to Licensor	11,052,601
Amount due to Sponsor	10,924,402
Amount due to Trustee	5,124,649
Accrued expenses	583,417

Total Liabilities	2,051,076,032

Net Assets	$52,177,634,729

Net Assets Consist of:
Shares of beneficial interest	$58,188,675,118
Undistributed net investment income	(11,117,839)
Undistributed net realized gain	(4,497,879,362)
Net unrealized appreciation (depreciation)	(1,502,043,188)

Net Assets	$52,177,634,729

Shares outstanding (unlimited shares authorized, no par value)	358,550,000

Net asset value	$145.52

Investments in securities, at cost	$53,664,514,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Statements of Operations

For the years ended September 30, 2017, 2016, 2015

	PowerShares QQQ TrustSM, Series 1 (QQQ)
	2017	2016	2015
Investment Income:
Dividend income	$564,847,024	$519,683,143	$512,997,339
Foreign withholding tax	—	(73,945)	(80,353)

Total Income	564,847,024	519,609,198	512,916,986

Expenses:
Licensing fees	39,745,597	33,337,145	34,109,036
Trustee fees	26,301,891	22,333,835	22,859,000
Marketing expenses	26,129,704	20,191,614	19,390,239
Professional fees	124,352	124,879	118,835
Other expenses	809,161	1,129,262	1,005,277

Total Expenses	93,110,705	77,116,735	77,482,387

Net Investment Income	471,736,319	442,492,463	435,434,599

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(269,285,290)	(1,001,892,563)	(220,983,369)
In-kind redemptions	9,004,808,623	3,709,338,441	6,807,071,254

Net realized gain	8,735,523,333	2,707,445,878	6,586,087,885

Net change in unrealized appreciation (depreciation) on investment securities	596,159,891	2,767,708,537	(5,787,099,822)

Net realized and unrealized gain	9,331,683,224	5,475,154,415	798,988,063

Net increase in net assets resulting from operations	$9,803,419,543	$5,917,646,878	$1,234,422,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Statements of Changes in Net Assets

For the years ended September 30, 2017, 2016, 2015

	PowerShares QQQ TrustSM, Series 1 (QQQ)
	2017	2016	2015
Operations:
Net investment income	$471,736,319	$442,492,463	$435,434,599
Net realized gain	8,735,523,333	2,707,445,878	6,586,087,885
Net change in unrealized appreciation (depreciation)	596,159,891	2,767,708,537	(5,787,099,822)

Net increase in net assets resulting from operations	9,803,419,543	5,917,646,878	1,234,422,662

Distributions to Shareholders from:
Net investment income	(470,968,171)	(433,083,827)	(429,531,545)

Shareholder Transactions:
Proceeds from shares sold	117,962,019,824	90,897,588,061	86,225,545,103
Value of shares repurchased	(114,652,657,343)	(93,669,443,359)	(92,265,126,607)

Net increase (decrease) in net assets resulting from shares transactions	3,309,362,481	(2,771,855,298)	(6,039,581,504)

Increase (Decrease) in Net Assets	12,641,813,853	2,712,707,753	(5,234,690,387)

Net Assets:
Beginning of year	39,535,820,876	36,823,113,123	42,057,803,510

End of year	$52,177,634,729	$39,535,820,876	$36,823,113,123

Undistributed net investment income at end of year	$(11,117,839)	$14,909,771	$11,928,461

Changes in Shares Outstanding:
Shares sold	888,200,000	831,600,000	821,400,000
Shares repurchased	(862,650,000)	(860,050,000)	(885,750,000)
Shares outstanding, beginning of year	333,000,000	361,450,000	425,800,000

Shares outstanding, ending of year	358,550,000	333,000,000	361,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Financial Highlights

PowerShares QQQ TrustSM, Series 1 (QQQ)

	Year Ended September 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of year	$118.73	$101.88	$98.77	$78.80	$68.61
Net investment income(a)	1.33	1.26	1.16	1.41	1.02
Net realized and unrealized gain on investments	26.79	16.83	3.10	19.90	10.16
Total from investment operations	28.12	18.09	4.26	21.31	11.18
Distributions to Shareholders from:
Net investment income	(1.33)	(1.24)	(1.15)	(1.34)	(0.99)
Net asset value at end of year	$145.52	$118.73	$101.88	$98.77	$78.80
Net Asset Value Total Return(b)	23.82%	17.85%	4.27%	27.20%	16.48%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$52,177,635	$39,535,821	$36,823,113	$42,057,804	$38,250,928
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.01%	1.15%	1.10%	1.57%	1.46%
Portfolio turnover rate(c)	4.16%	7.49%	11.43%	5.19%	14.73%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Notes to Financial Statements

PowerShares QQQ TrustSM, Series 1

September 30, 2017

Note 1. Organization

The PowerShares QQQ TrustSM, Series 1 ( the “Trust”) is a unit investment trust organized under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The shares of the Trust are referred to herein as “Shares” or “Trust’s Shares.” The Trust’s Shares are listed and traded on the NASDAQ Global Market tier of NASDAQ.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the NASDAQ100—Index® (the “Underlying Index”).

The investment objective of the Trust is to provide investment results that generally correspond to the price and yield performance of the Underlying Index.

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco PowerShares Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Trust for the purposes of determining the net asset value of the Trust, and (b) relating to rebalancing and adjustments of the Trust’s portfolio.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in preparation of its financial statements.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B. Other Risks

Index Risk. Unlike many investment companies, the Trust does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Trust would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that the Trust holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Trust holds participate or factors relating to specific companies in which the Trust invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Trust holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Trust holds. In addition, securities of an issuer in the Trust’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Correlation Risk. The Trust’s return may not match the return of its Underlying Index for a number of reasons. For example, the Trust incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Trust’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of the Trust and its Underlying Index may vary due to asset valuation differences and differences between the Trust’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

8

C. Federal Income Taxes

The Trust intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Trust’s taxable earnings to its shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, the expiration of capital loss carryforwards and return of capital adjustments on investments, if any.

The Trust files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Trust may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Trust may periodically participate in litigation related to the Trust’s investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees, and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of the Trust.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.20% per annum of the daily NAV of the Trust.

F. Dividends and Distributions to Shareholders

The Trust declares and distributes dividends, if any, from net investment income quarterly. The Trust will declare and distribute net realized capital gains, if any, at least annually.

G. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Trust accrues daily and pays monthly the expenses of its operations, including Trustee fees, reimbursement to the Sponsor for expenses relating to the marketing of the Trust and fees to The NASDAQ OMX Group, Inc. (the “Licensor”) for a license to use the Index as a basis for determining the composition and weighting of securities held by the Trust.

The Sponsor entered into a license agreement with the Licensor (the “License Agreement”). Under the License Agreement, the license fee payable by the Trust is at an annual rate equal to the sum of (i) the product of (A) that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an aggregate basis, up to and including $25,000,000,000 and (B) 0.09%, and (ii) the product of (A) an amount equal to that portion of the average net assets of the Trust and the PowerShares EQQQ Fund, on an

9

aggregate basis, in excess of $25,000,000,000 and (B) 0.08%, with such sum multiplied by the percentage of the aggregate average net assets attributable to the Trust. The license fee, under no circumstances, will exceed 0.09% of the aggregate average net assets, but may be lower in the future based on the aggregate average net assets. The License Agreement may be amended by the parties thereto without the consent of any of the beneficial owners of Trust shares and the License Agreement has no express termination date.

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities, which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the respective index.

For these services, the Trustee receives a fee at the following annual rates:

Net Assets of the Trust	Fee as a Percentage of Net Assets of the Trust
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000-$24,999,999,999*	6/100 of 1% per annum
$25,000,000,000-$49,999,999,999*	5/100 of 1% per annum
$50,000,000,000 and over*	4/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of the Trust which falls in the size category indicated and is computed each business day on the basis of the net assets of the Trust on such day.

The minimum annual fee, which shall be paid to the Trustee, is $180,000. To the extent that the amount of the Trustee’s compensation is less than such minimum annual fee, the Sponsor has agreed to pay the amount of such shortfall.

Marketing expenses for the years ended September 30, 2017, 2016 and 2015, represent expenses incurred by the Sponsor, if any, on behalf of the Trust and charged to the Trust, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2017, and until determined otherwise, the ordinary operating expenses of the Trust as calculated by the Trustee would not be permitted to exceed an amount which is 20/100 of one percent (0.20%) per annum of the daily net asset value of the Trust. To the extent during such period that ordinary operating expenses of the Trust exceeds such 0.20% amount, the Sponsor has agreed to reimburse the Trust for or assume such excess ordinary operating expenses. The Sponsor may be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the fiscal year expenses fall below the 0.20% per annum level on any given day.

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Trust. The Sponsor, not the Trust, pays the Distributor a flat annual fee of $35,000 for its distribution services.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

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Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2017, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended September 30, 2017, there were no material transfers between valuation levels.

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2017, 2016 and 2015:

	2017	2016	2015
Ordinary Income	$470,968,171	$433,083,827	$429,531,545

Tax Components of Net Assets at Fiscal Year-End:

Undistributed Ordinary Income	$88,900,627
Temporary Book/Tax Differences	(114,162,381)
Net Unrealized Appreciation (Depreciation)	(1,518,931,015)
Capital Loss Carryforward	(4,267,059,810)
Post-October Capital Losses Deferrals*	(199,787,810)
Shares of Beneficial Interest	58,188,675,118

Total Net Assets	$52,177,634,729

*	The Trust will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year that are deemed to arise on the first business day of the Trust’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for the Trust as of September 30, 2017.

		Post-effective/ no expiration
2018	2019	Short-Term	Long-Term	Total*	Expired
$1,571,731,420	$145,185,141	$134,163,973	$2,415,979,276	$4,267,059,810	$610,749,524

*	Capital loss carryforwards as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the fiscal year ended September 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were $1,947,177,597 and $1,935,460,066, respectively.

For the fiscal year ended September 30, 2017, in-kind transactions associated with creations and redemptions were $117,813,294,158 and $114,509,925,633 respectively.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

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At September 30, 2017, cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end.

Aggregate unrealized appreciation of investments	$1,182,775,195
Aggregate unrealized (depreciation) of investments	(2,701,706,210)

Net unrealized appreciation (depreciation) of investments	$(1,518,931,015)

Cost of investments for tax purposes is $53,681,402,061

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions, and expired capital loss carryforwards on September 30, 2017, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of the Trust. For the fiscal year ended September 30, 2017, the reclassifications were as follows:

Undistributed Net Investment Income	$(26,795,758)
Undistributed Net Realized Gain (Loss)	(8,238,320,874)
Shares of Beneficial Interest	8,265,116,632

Note 8. Capital

The Trust’s Shares are issued and redeemed only in Creation Units of 50,000 Shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per PowerShares QQQ shares and a balancing cash component to equate the transaction to the net asset value per share of the Trust on the transaction date. The transaction fee charged in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is either, $0, $500 or $1,000 per participating party per day, depending on specific circumstances. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is $4,000 per participating party per day.

Transaction fees are received by the Trustee from the participating party and used to offset the expense of processing orders, which are treated as increases in capital. For the years ended September 30, 2017, 2016 and 2015, the Trustee earned $1,505,750, $1,371,500 and $1,244,000, respectively, in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2017, 2016 and 2015.

Note 9. Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of PowerShares QQQ TrustSM, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PowerShares QQQ TrustSM, Series 1 (the “Trust” ) as of September 30, 2017, the results of its operations and changes in its net assets for each of the three years in the period then ended and the financial highlights for each of the years ended September 30, 2017, 2016, 2015 and 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian and brokers, and when replies were not received from brokers, we performed other auditing procedures, provide a reasonable basis for our opinion. The financial highlights of the Trust for the year ended September 30, 2013 were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 22, 2017

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Supplemental Information

(Unaudited)

Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution

The table that follows presents information about the differences between the daily market prices on secondary market for one share of the Trust and the Trust’s net asset value. Net Asset Value, or “NAV”, is the price at which a Trust issues and redeems shares. The “Closing Market Price” of a share in the Trust is determined and published by The Nasdaq Stock Market, as of the time that the Trust’s NAV is calculated. The Trust’s Closing Market Price may be below, at or above, its NAV. The NAV will fluctuate with the changes in the market value or its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Trust on a given day, generally at the time the NAV is calculated. A premium is the amount that a Trust is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Trust is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Trust for the period October 1, 2012 through September 30, 2017.

Each line in the table shows the number of trading days that the Trust traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future performance.

PowerShares QQQ TrustSM, Series 1

Five Year Period Ended September 30, 2017

Premium/Discount Range	Number of Trading Days(a)	Percentage of Total Trading Days
Greater than 0.25%	5	0.40%
Between zero and 0.25%	579	46.02%
Closing Price Equal to NAV	—	—%
Between zero and -0.25%	672	53.42%
Less than -0.25%	2	0.16%
Total	1,258	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Trust on the Exchange.

Annualized and Cumulative Returns for QQQ TrustSM, Series 1

Annualized Total Return

For the Period Ending September 30, 2017

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
PowerShares QQQ TrustSM, Series 1	23.82%	23.70%	24.08%	17.65%	17.64%	17.91%	12.01%	12.00%	12.24%	6.46%	6.45%	6.68%

Cumulative Total Return

For the Period Ending September 30, 2017

	Past One Year(a)			Past Five Year(a)			Past Ten Year(a)			From Inception(a)
	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
PowerShares QQQ TrustSM, Series 1	23.82%	23.70%	24.08%	125.37%	125.28%	127.90%	210.77%	210.72%	217.30%	219.36%	218.72%	231.88%

(a)	Annualized Total Return and Cumulative Total Return and for the period since inception is calculated from the inception date March 10, 1999. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

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Supplemental Information (continued)

(Unaudited)

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Trust at market closing price and net asset value, respectively. Since Trust shares typically do not trade in the secondary market until after several days after Trust inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike the Trust, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Trust. Trust expenses negatively impact the performance of the Trust. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption or sale of Trust shares. Trust shares may be worth more or less than their original cost when they are redeemed or sold in the market. The Trust’s past performance is no guarantee of future results.

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Tax Information

(Unaudited)

For the year ended September 30, 2017, the Trust reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PowerShares QQQ TrustSM, Series 1	100%	100%

In January 2018, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2017.

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PowerShares QQQ TrustSM, Series 1

Sponsor

Invesco PowerShares Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, D.C. 20036

P-QQQ-AR-1